Net Loss per Common Share - Schedule of Anti-Dilutive Securities Excluded from Computations of Diluted Weighted-Average Shares (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	4,929,945	374,915	4,929,945	374,915	381,958	423,178
Warrants Outstanding [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	4,814,927	280,058	4,814,927	280,058	288,266	387,465
RSUs Outstanding [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	360	12,030	360	12,030	12,030	5,808
Preferred Warrants Outstanding [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	17	17	17	17	17	17
Common Options Outstanding [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	114,641	82,810	114,641	82,810	81,642	29,888